Segment Information (Details For MMC's Operating Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 11,924		$ 11,526		$ 10,550
Operating Income (Loss)	1,829		1,638		939
Total Assets	16,288		15,454
Risk and Insurance Services [Member]
Segment Reporting Information [Line Items]
Revenue	6,350		6,079		5,557
Operating Income (Loss)	1,334		1,200		957
Total Assets	9,832		9,102		9,318
Depreciation and Amortization	196		189		175
Capital Expenditures	131		146		144
Inter-segment revenue	5		4		7
Interest income on fiduciary funds	39		47		45
Equity method income	11		14		12
Consulting [Member]
Segment Reporting Information [Line Items]
Revenue	5,613		5,487		5,042
Operating Income (Loss)	692		617		144
Total Assets	5,203		4,820		4,537
Depreciation and Amortization	113		112		115
Capital Expenditures	117		91		80
Inter-segment revenue	34		36		43
Interest income on fiduciary funds	4		4		4
Total Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	11,963		11,566		10,599
Operating Income (Loss)	2,026		1,817		1,101
Total Assets	15,035		13,922		13,855
Depreciation and Amortization	309		301		290
Capital Expenditures	248		237		224
Corporate / Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(39)		(40)		(49)
Operating Income (Loss)	(197)		(179)		(162)
Total Assets	1,253	[1]	1,532	[1]	1,455	[1]
Depreciation and Amortization	40		31		29
Capital Expenditures	72		43		34
Total Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue	11,924		11,526		10,550
Operating Income (Loss)	1,829		1,638		939
Total Assets	16,288		15,454		15,310
Depreciation and Amortization	349		332		319
Capital Expenditures	$ 320		$ 280		$ 258

[1]	Corporate assets primarily include insurance recoverables, pension related assets, the owned portion of the Company headquarters building and intercompany eliminations.